VALUE OF IN-FORCE BUSINESS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of value of in-force business [Abstract]
Estimated Illiquidity Premium	1.14%	1.38%
Acquired Value Of Non Participating Investment Contract-OEIC	£ 185	£ 206